UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 99.5%
Equity — 91.6%
236,017	Goldman Sachs International Equity Dividend and Premium Fund — 23.7%	$2,426,250
40,942	Goldman Sachs Structured Emerging Markets Equity Fund — 3.8%	388,950
32,573	Goldman Sachs Structured International Small Cap Fund — 2.9%	293,809
624,030	Goldman Sachs U.S. Equity Dividend and Premium Fund — 61.2%	6,271,500

		9,380,509

Fixed Income — 7.9%
84,739	Goldman Sachs Core Fixed Income Fund — 7.9%	810,949

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES)		$10,191,458

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.2%
JPMorgan Chase Euro — Time Deposit
$16,581	1.942%	06/02/08	$16,581

TOTAL INVESTMENTS — 99.7%			$10,208,039

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			31,171

NET ASSETS — 100.0%			$10,239,210

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,139,915

Gross unrealized gain	75,657
Gross unrealized loss	(7,533)

Net unrealized security gain	$68,124

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 98.2%
Equity — 88.6%
63,761	Goldman Sachs Structured Emerging Markets Equity Fund — 3.7%	$605,728
50,382	Goldman Sachs Structured International Small Cap Fund — 2.8%	454,445
359,496	Goldman Sachs Structured International Tax-Managed Equity Fund — 23.4%	3,810,659
850,300	Goldman Sachs Structured Tax-Managed Equity Fund — 58.7%	9,565,875

		14,436,707

Exchange Traded — 1.8%
2,040	SPDR Trust Series 1 - 1.8%	286,314

Fixed Income — 7.8%
132,079	Goldman Sachs Core Fixed Income Fund — 7.8%	1,263,993

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES)		$15,987,014

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.5%
JPMorgan Chase Euro — Time Deposit
$87,862	1.942%	06/02/08	$87,862

TOTAL INVESTMENTS — 98.7%			$16,074,876

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%			215,009

NET ASSETS — 100.0%			$16,289,885

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$15,837,252

Gross unrealized gain	248,522
Gross unrealized loss	(10,898)

Net unrealized security gain	$237,624

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Each Portfolio invests in a combination of underlying mutual funds (the ‘‘Underlying Funds’’) for which Goldman Sachs Asset Management, L.P. (‘‘GSAM’’) and Goldman Sachs Asset Management International (‘‘GSAMI’’), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The investment valuation policy of the Portfolios is to value the investments at market value. The Underlying Funds may invest in fixed income securities which, if market quotations are readily available, are valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine fair value. The Underlying Funds may also invest in foreign securities traded on a foreign equity securities exchange that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance. If accurate quotations are not readily available, or if the Investment Advisor believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may (but need not) determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to, situations relating to one or more single issuers in a market sector, significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man made disasters or acts of God; armed conflicts; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; trading units; or suspensions.
Fair Value Measurement — In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) which provides guidance in using fair value to measure assets and liabilities. The Portfolios adopted FAS 157 as of April 2008. FAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1- Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2- Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3- Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Portfolios invest:

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity
	Investments in Securities	Investments in Securities
Level	Long - Assets	Long - Assets
Level 1	$10,191,458	$15,987,014
Level 2	16,581	87,862
Level 3	—	—
Total	$10,208,039	$16,074,876

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2008

* Print the name and title of each signing officer under his or her signature.